Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue Recognition [Abstract]
Deferred commission costs	$ 3,057	$ 1,205
New contract acquisition amount	3,964
Capitalized contract acquisition cost	2,112	1,319	$ 709
Unbilled receivables balances amount	7,336	3,950
Remaining performance obligations	$ 73,500
Percentage of revenues	67.00%
Deferred revenues	$ 6,848	$ 1,469
Recognized deferred revenues	$ 524